Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company declared and paid an ordinary shares dividend of $20 million to Highlands Bermuda Holdco, Ltd., the holder of all the Company’s ordinary shares, on April 3, 2023.